Consolidated Statement of Operations - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating costs and expenses:
General and administrative	$ 51,000		$ 51,450
(Loss) income from operations	(51,000)		(51,450)
Other (expense) income:
Net (loss) income	$ (51,000)		$ (51,450)
Weighted average common stock outstanding, basic	1		1
Weighted average common stock outstanding, diluted	1		1
Net loss per share - basic	$ (51,000)		$ (51,450.00)
Net loss per share - diluted	$ (51,000)		$ (51,450.00)
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue	$ 10,956,000	$ 4,140,000		$ 26,887,000	$ 7,935,000
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)	1,579,000	703,000		3,891,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)	2,658,000	774,000		18,269,000	1,745,000
Depreciation and amortization	4,723,000	1,371,000		10,536,000	2,534,000
Colocation lease cost	4,667,000	810,000		5,244,000	1,795,000
Total operating costs and expenses	13,627,000	3,658,000		37,940,000	8,004,000
(Loss) income from operations	(2,671,000)	482,000		(11,053,000)	(69,000)
Other (expense) income:
Loss on sale of fixed assets		(195,000)		(195,000)	54,000
Interest expense	(1,397,000)	(209,000)		(2,013,000)	(206,000)
Loss in fair value of digital asset receivable	(3,000)	(61,000)		(70,000)
Loss in change in fair value of liability-classified warrants				(2,992,000)
Other income, net				49,000	9,000
Other (expense) income, net	(47,000)	4,000
Total other expenses, net	(1,447,000)	(461,000)		(5,221,000)	(143,000)
Net (loss) income	(4,118,000)	21,000		(16,274,000)	(212,000)
Net (loss) income to Class A unit holders - basic	(4,118,000)	21,000		(16,274,000)	(212,000.00)
Net (loss) income to Class A unit holders - dilutive	$ (4,118,000)	$ 21,000		$ (16,274,000)	$ (212,000.00)
Weighted average common stock outstanding, basic	8,500	8,500		8,500	8,500
Weighted average common stock outstanding, diluted	8,500	8,500		8,500	8,500
Net loss per share - basic	$ (484.47)	$ 2.47		$ (1,914.59)	$ (24.94)
Net loss per share - diluted	$ (484.47)	$ 2.47		$ (1,914.59)	$ (24.94)